Organization and Principal Activities - Schedule of Consolidated Financial Statements Reflect the Activities (Details)	12 Months Ended
Dec. 31, 2008
Work BVI [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	Mar. 15, 2022
Place of incorporation	BVI
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Work Medical Technology [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	Apr. 19, 2022
Place of incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
WFOE [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	Apr. 28, 2022
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Work Hangzhou [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	Nov. 10, 2021
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Investment holding
Hangzhou Shanyou [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	Apr. 29, 2002
Place of incorporation	PRC
Percentage of effective ownership	95.00%
Principal Activities	Produce and sale of medical consumables
Hangzhou Hanshi [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	Jul. 22, 2019
Place of incorporation	PRC
Percentage of effective ownership	60.00%
Principal Activities	Sale of medical consumables
Shanghai Saitumofei Medical Treatment Technology Co., Ltd. (“Shanghai Saitumofei”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	May 15, 2019	[1]
Place of incorporation	PRC	[1]
Principal Activities	Sale of medical consumable	[1]
Percentage of effective ownership	44.2017% as of September 30, 2024; 51% as of September 30, 2023	[1]
Hunan Saitumofei Medical Treatment Technology Co., Ltd (“Hunan Saitumofei”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	Apr. 02, 2022	[1]
Place of incorporation	PRC	[1]
Percentage of effective ownership	100.00%	[1]
Principal Activities	Sale of medical consumables	[1]
Hangzhou Woli Medical Treatment Technology Co., Ltd (“Hangzhou Woli”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	Jul. 22, 2022
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Sale of medical consumables
Shanghai Chuqiang Medical Equipment Co., Ltd. (“Shanghai Chuqiang”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	Mar. 12, 2018
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Sale of medical consumables
Hangzhou Youshunhe Technology Co., Ltd. (“Hangzhou Youshunhe”) [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	Feb. 27, 2023
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	Sale of medical consumables
Huangshan Saitumofei Medical Treatment Technology [Member]
Schedule of Consolidated Financial Statements Reflect the Activities [Line Items]
Date of Incorporation	Apr. 30, 2024	[1]
Place of incorporation	PRC	[1]
Percentage of effective ownership	100.00%	[1]
Principal Activities	Research and development	[1]

[1]	On May 24, 2024, the original shareholders of Shanghai Saitumofei (“Original shareholders”) signed a Capital injection Agreement with a new shareholder, Tunxi District Huangshan City Leading Industry Incubation Fund Ltd. (“Huangshan Fund”). According to the agreement, the Huangshan Fund intends to invest RMB20 million in cash to acquire a corresponding 13.33% shares in Shanghai Saitumofei. Following the capital injection of Huangshan Fund, the Group’s ownership interest of Shanghai Saitumofei was diluted to 44.2017%. While also on May 24, 2024, the Original shareholders signed a Concerted Action Agreement to ensure that the Group’s majority voting rights (collectively 86.67%) in Shanghai Saitumofei, therefore, the Group is still required to consolidate Shanghai Saitumofei in the reporting entity in the scope of ASC 810 Consolidation.